CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	3 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (5,635)
Changes in operating liabilities:
Accounts payable	3,504
Franchise tax payable	2,075
Net cash used in operating activities	(56)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	150,000
Offering costs paid	(104,788)
Net cash provided by financing activities	45,212
Net change in cash	45,156
Cash - beginning of the period	0
Cash - end of the period	45,156
Supplemental disclosure of noncash activities:
Offering costs paid by Sponsor in exchange for issuance of Class B common stock	25,000
Offering costs included in accrued expenses	295,368
Offering costs included in accounts payable	$ 24,995